Financial Debt - Schedule of Terms and Conditions of Outstanding Loans (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Convertible Notes [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		USD
Nominal value (equivalent in USD)		$ 10,940,000
Total outstanding loans		$ 11,550,354
Convertible Notes [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		5.00%
Date of maturity		15/10/2026 – 05/12/2026
Convertible Notes [Member] | Top of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		10.00%
Banco Macro – pre-financing of exports [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS	ARS
Nominal value (equivalent in USD)		$ 345,464	$ 147,874
Nominal interest rate	[1]	48.00%
Date of maturity			17/07/2023 – 27/12/2023
Total outstanding loans		$ 61,126	$ 173,236
Banco Macro – pre-financing of exports [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]		67.00%
Date of maturity		13/12/2024
Banco Macro – pre-financing of exports [Member] | Top of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]		88.00%
Banco Galicia - bank overdrafts [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS	ARS
Nominal value (equivalent in USD)		$ 24,389	$ 18,849
Nominal interest rate	[1]	58.00%	144.00%
Date of maturity			30/06/2023
Total outstanding loans		$ 26,100	$ 18,849
Banco Galicia - bank overdrafts [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Date of maturity		30/06/2024
Banco Galicia – loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS	ARS
Nominal value (equivalent in USD)		$ 294,033	$ 99,643
Date of maturity			21/08/2023 – 25/01/2024
Total outstanding loans		$ 278,685	$ 33,728
Banco Galicia – loans [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	47.00%	35.00%
Date of maturity		01/08/2024 – 03/04/2028
Banco Galicia – loans [Member] | Top of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	138.00%	85.00%
Banco Cordoba- loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 109,649
Nominal interest rate	[1]	48.00%
Total outstanding loans		$ 104,146
Banco Cordoba- loans [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Date of maturity		03/05/2025
Banco Supervielle- loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 131,579
Nominal interest rate	[1]	35.00%
Total outstanding loans		$ 133,665
Banco Supervielle- loans [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Date of maturity		14/05/2029
Banco Santander - loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS	ARS
Nominal value (equivalent in USD)		$ 555,856	$ 119,001
Date of maturity			03/09/2026 – 04/03/2027
Total outstanding loans		$ 553,615	$ 118,185
Banco Santander - loans [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	25.00%	50.00%
Date of maturity		03/09/2026 – 17/06/2030
Banco Santander - loans [Member] | Top of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	58.00%	57.00%
Banco Macro – loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS	ARS
Nominal value (equivalent in USD)		$ 30,702	$ 11,705
Nominal interest rate	[1]	108.00%	54.00%
Date of maturity			12/07/2023
Total outstanding loans		$ 377,811	$ 1,257
Banco Macro – loans [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Date of maturity		08/03/2024 – 14/03/2024
Rizobacter [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		USD
Nominal value (equivalent in USD)		$ 350,000
Nominal interest rate		10.00%
Total outstanding loans		$ 369,439
Rizobacter [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Date of maturity		25/09/2024
Promissory notes [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		USD	USD
Nominal value (equivalent in USD)		$ 804,450	$ 2,000,000
Nominal interest rate			0.00%
Date of maturity			22/05/2024 – 25/06/2024
Total outstanding loans		$ 804,450	$ 2,000,000
Promissory notes [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		7.75%
Date of maturity		17/12/2024 – 12/05/2025
Promissory notes [Member] | Top of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		11.50%
Banco Nacion – pre-financing of exports [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination			USD
Nominal value (equivalent in USD)			$ 28,500
Nominal interest rate			2.00%
Date of maturity			06/10/2023
Total outstanding loans			$ 28,635
Banco Cordoba– Pre financing of exports [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination			ARS
Nominal value (equivalent in USD)			$ 142,567
Date of maturity			11/01/2023 – 26/06/2023
Total outstanding loans			$ 156,057
Banco Cordoba– Pre financing of exports [Member] | Bottom of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]		55.00%
Banco Cordoba– Pre financing of exports [Member] | Top of range [member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]		88.00%
HSBC Bank– bank overdrafts [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination			ARS
Nominal value (equivalent in USD)			$ 4,625
Nominal interest rate	[1]		108.00%
Date of maturity			30/06/2023
Total outstanding loans			$ 4,625
Banco Santander – bank overdrafts [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination			ARS
Nominal value (equivalent in USD)			$ 41,325
Nominal interest rate	[1]		161.00%
Date of maturity			30/06/2023
Total outstanding loans			$ 44,446
HSBC Bank - loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination			ARS
Nominal value (equivalent in USD)			$ 19,508
Nominal interest rate	[1]		64.00%
Date of maturity			27/07/2023
Total outstanding loans			$ 14,940
Asociación Mutual AMA - loans [Member]
Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination			ARS
Nominal value (equivalent in USD)			$ 42,316
Nominal interest rate	[1]		53.00%
Date of maturity			10/07/2023 – 10/04/2024
Total outstanding loans			$ 51,331

[1]	Interest rates of our outstanding loans in ARS, correspond to market rates in the country of incorporation of the subsidiary in Argentina, which deems to be a hyperinflationary economy.